                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [ ]; Amendment Number: __________
   This Amendment (Check only one):              [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sigma Capital Management, LLC ("Sigma")
Address: c/o S.A.C. Capital Management, LLC
         72 Cummings Point Road
         Stamford, Connecticut 06902

Form 13F File Number:  28-10113

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Nussbaum
Title: Authorized Person
Phone: 203-890-2094
Signature, Place, and Date of Signing:

   /s/ Peter Nussbaum          Stamford, Connecticut            May 15, 2008
------------------------     --------------------------     --------------------
        [Signature]                [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        2
                                          -----------
Form 13F Information Table Entry Total:   169*
                                          -----------
Form 13F Information Table Value Total:   $1,577,540
                                          -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number    Name
    ---    --------------------    ----

    1      28-5608                 S.A.C. Capital Management, LLC
    2      28-4043                 S.A.C. Capital Advisors, LLC

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

          COLUMN 1            COLUMN 2  COLUMN 3 COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
       --------------        --------- --------- -------- -------------------- -------------- -------- ---------------------
                               TITLE
                                 OF                VALUE   SHRS OR  SH/  PUT /   INVESTMENT     OTHER     VOTING AUTHORITY
       NAME OF ISSUER          CLASS     CUSIP   (X$1000)  PRN AMT  PRN  CALL    DISCRETION   MANAGERS SOLE   SHARED   NONE
       --------------        --------- --------- -------- --------- ---- ----- -------------- -------- ---- --------- ------
A D C TELECOMMUNICATIONS     Common    000886309    5,859   485,000 Shrs       Shared-Defined 1,2             485,000
ABERCROMBIE & FITCH CO       Common    002896207    2,194    30,000 Shrs       Shared-Defined 1,2              30,000
ACORDA THERAPEUTICS INC      Option    00484M906    6,835   380,800      Call  Shared-Defined 1,2             380,800
AKAMAI TECHNOLOGIES INC      Common    00971T101      400    14,195 Shrs       Shared-Defined 1,2              14,195
AKORN INC                    Common    009728106    5,449 1,152,082 Shrs       Shared-Defined 1,2           1,152,082
ALCATEL-LUCENT               Common    013904305      288    50,000 Shrs       Shared-Defined 1,2              50,000
ALEXION PHARMACEUTICALS INC  Common    015351109    5,930   100,000 Shrs       Shared-Defined 1,2             100,000
ALLIANCE DATA SYSTEMS CORP   Common    018581108    3,801    80,000 Shrs       Shared-Defined 1,2              80,000
ALPHARMA INC                 Common    020813101    7,863   300,000 Shrs       Shared-Defined 1,2             300,000
ALTRIA GROUP INC             Common    02209S103   11,100   500,000 Shrs       Shared-Defined 1,2             500,000
AMAZON COM INC               Common    023135106   33,868   475,000 Shrs       Shared-Defined 1,2             475,000
AMERICA MOVIL SAB DE CV      Common    02364W105   23,565   370,000 Shrs       Shared-Defined 1,2             370,000
AMERICAN APPAREL INC         Common    023850100    7,343   777,000 Shrs       Shared-Defined 1,2             777,000
ANNTAYLOR STORES CORP        Common    036115103   11,720   484,705 Shrs       Shared-Defined 1,2             484,705
APPLE INC                    Common    037833100   16,503   115,000 Shrs       Shared-Defined 1,2             115,000
ARENA RESOURCES INC          Common    040049108    2,903    75,000 Shrs       Shared-Defined 1,2              75,000
ASTRAZENECA PLC              Option    046353958    7,598   200,000      Put   Shared-Defined 1,2             200,000
ASTRAZENECA PLC              Common    046353108    5,699   150,000 Shrs       Shared-Defined 1,2             150,000
AUTOZONE INC                 Common    053332102   36,995   325,000 Shrs       Shared-Defined 1,2             325,000
AUXILIUM PHARMACEUTICALS INC Common    05334D107    6,685   250,000 Shrs       Shared-Defined 1,2             250,000
BALLY TECHNOLOGIES INC       Common    05874B107   21,463   625,000 Shrs       Shared-Defined 1,2             625,000
BAUER EDDIE HLDGS INC        Common    071625107    3,112   800,000 Shrs       Shared-Defined 1,2             800,000
BEBE STORES INC              Common    075571109    3,440   320,000 Shrs       Shared-Defined 1,2             320,000
BIOMARIN PHARMACEUTICAL INC  Common    09061G101   14,148   400,000 Shrs       Shared-Defined 1,2             400,000
BUNGE LIMITED                Option    G16962955   26,064   300,000      Put   Shared-Defined 1,2             300,000
CADENCE PHARMACEUTICALS INC  Common    12738T100    1,488   250,000 Shrs       Shared-Defined 1,2             250,000
CARACO PHARMACEUTICAL LABS L Common    14075T107    5,672   316,000 Shrs       Shared-Defined 1,2             316,000
CELGENE CORP                 Common    151020104   10,726   175,000 Shrs       Shared-Defined 1,2             175,000
CENTRAL EUROPEAN MEDIA ENTRP Common    G20045202    6,392    75,000 Shrs       Shared-Defined 1,2              75,000
CEPHALON INC                 Common    156708109   17,388   270,000 Shrs       Shared-Defined 1,2             270,000
CEPHEID                      Common    15670R107    5,488   225,000 Shrs       Shared-Defined 1,2             225,000
CHESAPEAKE ENERGY CORP       Common    165167107    3,923    85,000 Shrs       Shared-Defined 1,2              85,000
CHIPOTLE MEXICAN GRILL INC   Common    169656105   36,298   320,000 Shrs       Shared-Defined 1,2             320,000
CIENA CORP                   Common    171779309    6,178   200,384 Shrs       Shared-Defined 1,2             200,384
CITIGROUP INC                Option    172967951    2,142   100,000      Put   Shared-Defined 1,2             100,000
CITRIX SYS INC               Option    177376900    8,799   300,000      Call  Shared-Defined 1,2             300,000
CITRIX SYS INC               Common    177376100    3,300   112,500 Shrs       Shared-Defined 1,2             112,500
COMMERCIAL METALS CO         Option    201723953    2,997   100,000      Put   Shared-Defined 1,2             100,000
COMMSCOPE INC                Common    203372107   10,572   303,526 Shrs       Shared-Defined 1,2             303,526
CONCHO RES INC               Common    20605P101      385    15,000 Shrs       Shared-Defined 1,2              15,000
CONSOL ENERGY INC            Common    20854P109    8,649   125,000 Shrs       Shared-Defined 1,2             125,000
COUGAR BIOTECHNOLOGY INC     Common    222083107   25,628 1,220,391 Shrs       Shared-Defined 1,2           1,220,391
CSX CORP                     Common    126408103    2,804    50,000 Shrs       Shared-Defined 1,2              50,000
CVR ENERGY INC               Common    12662P108    2,303   100,000 Shrs       Shared-Defined 1,2             100,000
DEALERTRACK HLDGS INC        Common    242309102    1,011    50,000 Shrs       Shared-Defined 1,2              50,000
DECKERS OUTDOOR CORP         Common    243537107      108     1,000 Shrs       Shared-Defined 1,2               1,000
DELL INC                     Common    24702R101   44,820 2,250,000 Shrs       Shared-Defined 1,2           2,250,000
DENDREON CORP                Common    24823Q107      482   100,000 Shrs       Shared-Defined 1,2             100,000
DIAMOND OFFSHORE DRILLING IN Common    25271C102    2,328    20,000 Shrs       Shared-Defined 1,2              20,000

DIGITAL RIV INC              Common    25388B104   10,220   330,000 Shrs       Shared-Defined 1,2             330,000
DILLARDS INC                 Option    254067901    3,442   200,000      Call  Shared-Defined 1,2             200,000
DOLBY LABORATORIES INC       Common    25659T107    3,626   100,000 Shrs       Shared-Defined 1,2             100,000
DOWNEY FINL CORP             Common    261018105    1,838   100,000 Shrs       Shared-Defined 1,2             100,000
DRYSHIPS INC                 Common    Y2109Q101    5,392    90,000 Shrs       Shared-Defined 1,2              90,000
DTS INC                      Common    23335C101   10,140   422,500 Shrs       Shared-Defined 1,2             422,500
EBAY INC                     Common    278642103    2,984   100,000 Shrs       Shared-Defined 1,2             100,000
ECHOSTAR CORP                Common    278768106   21,860   740,000 Shrs       Shared-Defined 1,2             740,000
ELAN PLC                     Option    284131908    5,215   250,000      Call  Shared-Defined 1,2             250,000
ELECTRONIC ARTS INC          Common    285512109   24,960   500,000 Shrs       Shared-Defined 1,2             500,000
ENCORE WIRE CORP             Option    292562955    5,463   300,000      Put   Shared-Defined 1,2             300,000
ENERGYSOLUTIONS INC          Common    292756202   16,125   702,935 Shrs       Shared-Defined 1,2             702,935
EQUITABLE RES INC            Common    294549100    3,534    60,000 Shrs       Shared-Defined 1,2              60,000
ESMARK INC                   Option    296475956    4,520   400,000      Put   Shared-Defined 1,2             400,000
EXTERRAN HLDGS INC           Common    30225X103    3,872    60,000 Shrs       Shared-Defined 1,2              60,000
F M C CORP                   Common    302491303    1,387    25,000 Shrs       Shared-Defined 1,2              25,000
FIRST SOLAR INC              Common    336433107    4,623    20,000 Shrs       Shared-Defined 1,2              20,000
FIRSTENERGY CORP             Common    337932107   16,477   240,113 Shrs       Shared-Defined 1,2             240,113
FIRSTFED FINL CORP           Common    337907109    1,358    50,000 Shrs       Shared-Defined 1,2              50,000
FREEPORT-MCMORAN COPPER & GO Common    35671D857    9,622   100,000 Shrs       Shared-Defined 1,2             100,000
FRONTIER OIL CORP            Common    35914P105    1,363    50,000 Shrs       Shared-Defined 1,2              50,000
GENPACT LIMITED              Common    G3922B107    1,838   150,000 Shrs       Shared-Defined 1,2             150,000
GILDAN ACTIVEWEAR INC        Common    375916103    4,072   109,000 Shrs       Shared-Defined 1,2             109,000
HOME DEPOT INC               Common    437076102    2,517    90,000 Shrs       Shared-Defined 1,2              90,000
HORIZON LINES INC            Common    44044K101      577    31,000 Shrs       Shared-Defined 1,2              31,000
ICX TECHNOLOGIES INC         Common    44934T105      386    85,873 Shrs       Shared-Defined 1,2              85,873
IHOP CORP                    Option    449623907    7,185   150,000      Call  Shared-Defined 1,2             150,000
IMCLONE SYS INC              Common    45245W109   11,029   260,000 Shrs       Shared-Defined 1,2             260,000
IMCLONE SYS INC              Option    45245W959    4,242   100,000      Put   Shared-Defined 1,2             100,000
INTEL CORP                   Common    458140100      868    40,985 Shrs       Shared-Defined 1,2              40,985
INTERMUNE INC                Option    45884X903    3,103   212,800      Call  Shared-Defined 1,2             212,800
INTERNATIONAL BUSINESS MACHS Common    459200101    5,757    50,000 Shrs       Shared-Defined 1,2              50,000
INVERNESS MED INNOVATIONS IN Common    46126P106    3,823   127,000 Shrs       Shared-Defined 1,2             127,000
INVERNESS MED INNOVATIONS IN Option    46126P956    4,515   150,000      Put   Shared-Defined 1,2             150,000
ISHARES S&P GSCI COMMODITY I Option    46428R957    2,067    50,000      Put   Shared-Defined 1,2              50,000
ISHARES TR                   Option    464287955   34,255   500,000      Put   Shared-Defined 1,2             500,000
J CREW GROUP INC             Common    46612H402      442    10,000 Shrs       Shared-Defined 1,2              10,000
JACK IN THE BOX INC          Common    466367109   16,133   600,400 Shrs       Shared-Defined 1,2             600,400
JARDEN CORP                  Common    471109108    9,566   440,000 Shrs       Shared-Defined 1,2             440,000
KBR INC                      Common    48242W106   11,092   400,000 Shrs       Shared-Defined 1,2             400,000
KOHLS CORP                   Common    500255104      429    10,000 Shrs       Shared-Defined 1,2              10,000
KROGER CO                    Common    501044101    2,921   115,000 Shrs       Shared-Defined 1,2             115,000
LINEAR TECHNOLOGY CORP       Debt      535678AD8    1,665 1,708,000 Prn        Shared-Defined 1,2           1,708,000
LOWES COS INC                Common    548661107    2,982   130,000 Shrs       Shared-Defined 1,2             130,000
MATTEL INC                   Common    577081102   19,900 1,000,000 Shrs       Shared-Defined 1,2           1,000,000
MCDONALDS CORP               Common    580135101   11,154   200,000 Shrs       Shared-Defined 1,2             200,000
MENS WEARHOUSE INC           Common    587118100    4,654   200,000 Shrs       Shared-Defined 1,2             200,000
MERCADOLIBRE INC             Common    58733R102   26,269   660,700 Shrs       Shared-Defined 1,2             660,700
MERCK & CO INC               Option    589331957   15,180   400,000      Put   Shared-Defined 1,2             400,000
MERCK & CO INC               Common    589331107   26,565   700,000 Shrs       Shared-Defined 1,2             700,000
MERRILL LYNCH & CO INC       Option    590188958    4,074   100,000      Put   Shared-Defined 1,2             100,000
MICROSOFT CORP               Common    594918104   21,285   750,000 Shrs       Shared-Defined 1,2             750,000


MILLENNIUM PHARMACEUTICALS I Common    599902103    5,643   365,000 Shrs       Shared-Defined 1,2             365,000
NANOSPHERE INC               Common    63009F105    3,464   400,000 Shrs       Shared-Defined 1,2             400,000
NATIONAL OILWELL VARCO INC   Common    637071101    3,503    60,000 Shrs       Shared-Defined 1,2              60,000
NBTY INC                     Common    628782104   25,712   858,500 Shrs       Shared-Defined 1,2             858,500
NETEASE COM INC              Common    64110W102    3,834   199,600 Shrs       Shared-Defined 1,2             199,600
NETEZZA CORP                 Common    64111N101      474    50,000 Shrs       Shared-Defined 1,2              50,000
NII HLDGS INC                Common    62913F201    1,112    35,000 Shrs       Shared-Defined 1,2              35,000
NVIDIA CORP                  Common    67066G104    4,948   250,000 Shrs       Shared-Defined 1,2             250,000
NYSE EURONEXT                Common    629491101    5,245    85,000 Shrs       Shared-Defined 1,2              85,000
P F CHANGS CHINA BISTRO INC  Common    69333Y108   25,596   900,000 Shrs       Shared-Defined 1,2             900,000
PACKETEER INC                Common    695210104    2,045   401,705 Shrs       Shared-Defined 1,2             401,705
PANTRY INC                   Common    698657103   11,198   531,230 Shrs       Shared-Defined 1,2             531,230
PARAMETRIC TECHNOLOGY CORP   Common    699173209    3,995   250,000 Shrs       Shared-Defined 1,2             250,000
PEABODY ENERGY CORP          Common    704549104    3,570    70,000 Shrs       Shared-Defined 1,2              70,000
PENN VA CORP                 Common    707882106    3,086    70,000 Shrs       Shared-Defined 1,2              70,000
PERKINELMER INC              Common    714046109   12,998   536,000 Shrs       Shared-Defined 1,2             536,000
PETROLEO BRASILEIRO SA PETRO Common    71654V408    3,063    30,000 Shrs       Shared-Defined 1,2              30,000
PIER 1 IMPORTS INC           Common    720279108    9,860 1,570,000 Shrs       Shared-Defined 1,2           1,570,000
PMC-SIERRA INC               Common    69344F106      570   100,000 Shrs       Shared-Defined 1,2             100,000
POLYCOM INC                  Common    73172K104    2,254   100,000 Shrs       Shared-Defined 1,2             100,000
POWERSHARES QQQ TRUST        Option    73935A904   32,790   750,000      Call  Shared-Defined 1,2             750,000
QUALCOMM INC                 Common    747525103   11,290   275,372 Shrs       Shared-Defined 1,2             275,372
QUANTA SVCS INC              Common    74762E102    1,738    75,000 Shrs       Shared-Defined 1,2              75,000
RANGE RES CORP               Common    75281A109    5,076    80,000 Shrs       Shared-Defined 1,2              80,000
RED HAT INC                  Option    756577902    1,839   100,000      Call  Shared-Defined 1,2             100,000
RELIANCE STEEL & ALUMINUM CO Common    759509102    8,979   150,000 Shrs       Shared-Defined 1,2             150,000
RESEARCH IN MOTION LTD       Common    760975102    8,557    76,248 Shrs       Shared-Defined 1,2              76,248
RICKS CABARET INTL INC       Common    765641303   10,040   439,000 Shrs       Shared-Defined 1,2             439,000
RTI BIOLOGICS INC            Common    74975N105    3,071   325,000 Shrs       Shared-Defined 1,2             325,000
SAFEWAY INC                  Option    786514908    2,201    75,000      Call  Shared-Defined 1,2              75,000
SAFEWAY INC                  Common    786514208    2,201    75,000 Shrs       Shared-Defined 1,2              75,000
SALESFORCE COM INC           Common    79466L302   11,574   200,000 Shrs       Shared-Defined 1,2             200,000
SAVIENT PHARMACEUTICALS INC  Common    80517Q100   61,542 3,077,100 Shrs       Shared-Defined 1,2           3,077,100
SEARS HLDGS CORP             Common    812350106      817     8,000 Shrs       Shared-Defined 1,2               8,000
SEATTLE GENETICS INC         Common    812578102    1,820   200,000 Shrs       Shared-Defined 1,2             200,000
SELECT SECTOR SPDR TR        Option    81369Y905   74,610 3,000,000      Call  Shared-Defined 1,2           3,000,000
SMURFIT-STONE CONTAINER CORP Common    832727101       39     5,110 Shrs       Shared-Defined 1,2               5,110
SPDR SERIES TRUST            Common    78464A888    2,169   100,000 Shrs       Shared-Defined 1,2             100,000
SPDR TR                      Option    78462F953   19,796   150,000      Put   Shared-Defined 1,2             150,000
STAR BULK CARRIERS CORP      Common    Y8162K105    1,713   150,000 Shrs       Shared-Defined 1,2             150,000
STARBUCKS CORP               Common    855244109      525    30,000 Shrs       Shared-Defined 1,2              30,000
STARENT NETWORKS CORP        Common    85528P108    1,350   100,000 Shrs       Shared-Defined 1,2             100,000
SUNTECH PWR HLDGS CO LTD     Common    86800C104    2,028    50,000 Shrs       Shared-Defined 1,2              50,000
SUPERIOR ESSEX INC           Common    86815V105      281    10,000 Shrs       Shared-Defined 1,2              10,000
SYMANTEC CORP                Common    871503108        2       100 Shrs       Shared-Defined 1,2                 100
SYNAPTICS INC                Common    87157D109      597    25,000 Shrs       Shared-Defined 1,2              25,000
TERADATA CORP DEL            Common    88076W103    1,103    50,000 Shrs       Shared-Defined 1,2              50,000
TERADATA CORP DEL            Option    88076W903    2,206   100,000      Call  Shared-Defined 1,2             100,000
TERCICA INC                  Common    88078L105      143    25,000 Shrs       Shared-Defined 1,2              25,000
TEREX CORP NEW               Common    880779103   27,188   435,000 Shrs       Shared-Defined 1,2             435,000
TIFFANY & CO NEW             Common    886547108   13,598   325,000 Shrs       Shared-Defined 1,2             325,000
TRANSOCEAN INC NEW           Common    G90073100    6,084    45,000 Shrs       Shared-Defined 1,2              45,000


TRINA SOLAR LIMITED          Common    89628E104      307    10,000 Shrs       Shared-Defined 1,2              10,000
UNDER ARMOUR INC             Common    904311107    8,784   240,000 Shrs       Shared-Defined 1,2             240,000
UNION PAC CORP               Common    907818108    6,269    50,000 Shrs       Shared-Defined 1,2              50,000
VALE CAP LTD                 Preferred 91912C208    3,309    50,000 Shrs       Shared-Defined 1,2              50,000
VCG HLDG CORP                Common    91821K101      122    20,000 Shrs       Shared-Defined 1,2              20,000
VERENIUM CORPORATION         Common    92340P100      282    80,000 Shrs       Shared-Defined 1,2              80,000
VERISIGN INC                 Option    92343E902    4,986   150,000      Call  Shared-Defined 1,2             150,000
WAL MART STORES INC          Common    931142103   54,260 1,030,000 Shrs       Shared-Defined 1,2           1,030,000
WATSON PHARMACEUTICALS INC   Common    942683103   10,848   370,000 Shrs       Shared-Defined 1,2             370,000
WESTERN DIGITAL CORP         Common    958102105    1,352    50,000 Shrs       Shared-Defined 1,2              50,000
WNS HOLDINGS LTD             Common    92932M101    1,545   100,000 Shrs       Shared-Defined 1,2             100,000
XENOPORT INC                 Common    98411C100    4,047   100,000 Shrs       Shared-Defined 1,2             100,000
XTO ENERGY INC               Common    98385X106    5,877    95,000 Shrs       Shared-Defined 1,2              95,000
YAHOO INC                    Option    984332956   33,270 1,150,000      Put   Shared-Defined 1,2           1,150,000
YAHOO INC                    Common    984332106   63,646 2,200,000 Shrs       Shared-Defined 1,2           2,200,000
ZALE CORP NEW                Common    988858106   30,227 1,529,700 Shrs       Shared-Defined 1,2           1,529,700